Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Financial Position Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31, 2013	December 31, 2012
Assets
Real Estate properties, at fair value	$6,715.6	$6,495.4
Other assets	249.0	181.5

Total assets	$6,964.6	$6,676.9

Liabilities & Equity
Mortgage Notes Payable and Other Note Obligations, at fair value	$2,360.4	$2,656.0
Other liabilities	139.9	82.8

Total liabilities	2,500.3	2,738.8
Equity	4,464.3	3,938.1

Total liabilities and equity	$6,964.6	$6,676.9

Schedule Of Results Of Operations Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	Years Ended December 31,
	2013	2012	2011
Operating Revenue and Expenses
Revenues	$562.5	$478.9	$457.7
Expenses	309.6	273.5	279.4

Excess of revenues over expenses	$252.9	$205.4	$178.3